Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance sheet
Receivables: Debtors and other debtors	$ 545	$ 486	$ 496
Receivables: Loans (excl. loans to equity affiliates)	89	42	57
Payables: Creditors and other creditors	662	968	888
Payables: Debts	3	2	2
Statement of income
Sales	3,134	4,127	4,192
Purchases	(7,183)	(10,158)	(9,253)
Financial income	1	4	2
Financial expense	$ (6)	$ (4)	$ (5)